INCOME TAXES - Schedule of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes [Abstract]
Current tax expense	€ 137,303	€ 95,076	€ 201,274
Deferred tax expense	32,145	66,325	8,718
Taxes relating to prior periods	7,208	(145,084)	(1,232)
Total income tax expense	€ 176,656	€ 16,317	€ 208,760